RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details)	Sep. 30, 2021 USD ($) $ / shares
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Redemption price per share | $ / shares	$ 10.00
Minimum net tangible assets | $	$ 5,000,001